As filed with the Securities and Exchange Commission on February 7, 2002
                                               Securities Act File No. 333-74966
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 1


                              PILGRIM EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)


         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)


                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)


                              Kimberly A. Anderson
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)


                                 With copies to:


                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------


                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.


--------------------------------------------------------------------------------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                  Investment Company Act of 1940, as amended.

================================================================================

                           Pilgrim MidCap Growth Fund
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                February 7, 2002

Dear Shareholder:

     Your Board of Trustees has called a special meeting of shareholders ("Special Meeting") of Pilgrim MidCap Growth Fund ("MidCap Growth Fund") scheduled to be held at 8:00 a.m., local time, on April 4, 2002 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     The Board of Trustees of MidCap Growth Fund has reviewed and recommends the proposed reorganization (the "Reorganization") of MidCap Growth Fund, which is managed by ING Pilgrim Investments, LLC ("ING Pilgrim"), into Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund"), which is also managed by ING Pilgrim (each a "Fund," and collectively, the "Funds"). Both Funds are members of the mutual fund group called the "Pilgrim Funds."

     If approved by shareholders, you will become a shareholder of MidCap Opportunities Fund on the date that the Reorganization occurs. The
Reorganization would provide shareholders of MidCap Growth Fund with an opportunity to participate in a larger fund with substantially similar investment objectives and strategies.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

     After careful consideration, the Board of Trustees of MidCap Growth Fund unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN APRIL 3, 2002.

     MidCap Growth Fund is using Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Georgeson Shareholder Communications, Inc. reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,



                                   James M. Hennessy,
                                   President and Chief Executive Officer

                           Pilgrim MidCap Growth Fund
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                           PILGRIM MIDCAP GROWTH FUND
                           SCHEDULED FOR APRIL 4, 2002

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders ("Special Meeting") of Pilgrim MidCap Growth Fund ("MidCap Growth Fund") is scheduled for April 4, 2002, at 8:00 a.m., local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     At the Special Meeting, you will be asked to consider and approve the following proposals:

     (1) To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among MidCap Growth Fund and
          Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund") providing for the merger of MidCap Growth Fund with and into MidCap Opportunities Fund; and

     (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

     Shareholders of record at the close of business on January 11, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to MidCap Growth Fund or by voting in person at the Special Meeting.


                                    By Order of the Board of Trustees



                                    Kimberly A. Anderson,
                                    Vice President and Secretary

February 7, 2002

                        PILGRIM MIDCAP OPPORTUNITIES FUND
                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 7, 2002

                                TABLE OF CONTENTS

INTRODUCTION................................................................   1

SUMMARY.....................................................................   2

   The Proposed Reorganization..............................................   2
   Comparison of Investment Objectives and Strategies.......................   4
   Comparison of Portfolio Characteristics..................................   5
   Relative Performance.....................................................   6
   Performance of MidCap Opportunities Fund.................................   7
   Comparison of Investment Techniques and Principal Risks of
   Investing in the Funds...................................................   9

COMPARISON OF FEES AND EXPENSES.............................................  10

   Management Fees..........................................................  10
   Administration Fees......................................................  10
   Distribution and Service Fees............................................  10
   Expense Limitation Agreements............................................  10
   Expense Tables...........................................................  11
   General Information......................................................  14

INFORMATION ABOUT THE REORGANIZATION........................................  14

   The Reorganization Agreement.............................................  14
   Reasons for the Reorganization...........................................  14
   Board Considerations.....................................................  15
   Tax Considerations.......................................................  16
   Expenses of the Reorganization...........................................  16

ADDITIONAL INFORMATION ABOUT THE FUNDS......................................  16

   Form of Organization.....................................................  16
   Distributor..............................................................  16
   Dividends and Other Distributions........................................  16
   Capitalization...........................................................  17
   Portfolio Managers of MidCap Opportunities Fund..........................  17

GENERAL INFORMATION ABOUT THE PROXY STATEMENT...............................  18

   Solicitation of Proxies..................................................  18
   Voting Rights............................................................  18
   Other Matters to Come Before the Special Meeting.........................  19
   Shareholder Proposals....................................................  19
   Reports to Shareholders..................................................  19

APPENDICES.................................................................. A-E

   Portfolio Managers' Report for MidCap Opportunities Fund................. A-1
   Form of Agreement and Plan of Reorganization............................. B-1
   Additional Information Regarding MidCap Opportunities Fund............... C-1
   List of Pilgrim Funds.................................................... D-1
   Security Ownership of Certain Beneficial and Record Owners............... E-1

                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 7, 2002

                        PILGRIM MIDCAP OPPORTUNITIES FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to you in connection with a special meeting of shareholders of Pilgrim MidCap Growth Fund ("MidCap Growth Fund") to be held on April 4, 2002 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of MidCap Growth Fund into Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund") (each a "Fund," and collectively, the "Funds").

     Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), MidCap Growth Fund would transfer all of its assets to MidCap Opportunities Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund and the assumption by MidCap Opportunities Fund of MidCap Growth Fund's liabilities. MidCap Opportunities Fund shares would then be distributed to shareholders of MidCap Growth Fund so that each shareholder would receive a number of full and fractional shares of MidCap Opportunities Fund equal to the aggregate value of shares of MidCap Growth Fund held by such shareholder. As a result of the Reorganization, MidCap Growth Fund will distribute shares of MidCap Opportunities Fund in liquidation of MidCap Growth Fund on April 19, 2002, or such other date as the parties may agree ("Closing Date").

     Because you, as a shareholder of MidCap Growth Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you ultimately hold shares of MidCap Opportunities Fund, this Proxy Statement also serves as a Prospectus for MidCap Opportunities Fund. MidCap Opportunities Fund is a diversified, open-end management investment company. MidCap Opportunities Fund's investment objective is to seek long-term capital appreciation. The Fund, under normal market conditions, seeks to achieve its investment objective by investing at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth, as described more fully below.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated February 7, 2002 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, B, C, M and T and Class Q Equity Prospectuses dated October 1, 2001 and SAI for the Funds dated January 31, 2002, which are incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for MidCap Opportunities Fund, dated May 31, 2001 is incorporated herein by reference. You may receive a copy of the most recent Prospectuses, SAI, SAI relating to this Proxy Statement, annual report and any more recent semi-annual report for either of the Funds, without charge by contacting the Funds at Pilgrim Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

     You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Class A, B, C, M and T and Class Q Equity Prospectuses (the "Pilgrim Prospectuses") and the Reorganization Agreement, which is attached hereto as Appendix B.

THE PROPOSED REORGANIZATION

     On November 2, 2001,  the Board of Trustees of MidCap  Growth Fund approved
the   Reorganization   Agreement.   Subject   to   shareholder   approval,   the
Reorganization Agreement provides for:

     * the transfer of all of the assets of MidCap Growth Fund to MidCap Opportunities Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund;

     * the assumption by MidCap Opportunities Fund of all of the liabilities of MidCap Growth Fund;

     *    the   distribution  of  MidCap   Opportunities   Fund  shares  to  the
          shareholders of MidCap Growth Fund; and

     *    the complete liquidation of MidCap Growth Fund.

     The Reorganization is expected to be effective upon the Closing Date. As a result of the Reorganization, each owner of shares of each Class of MidCap Growth Fund would become a shareholder of the same Class of shares of MidCap Opportunities Fund.

     Each shareholder will hold, immediately after the Closing Date, shares of the corresponding Class of MidCap Opportunities Fund having an aggregate value equal to the aggregate value of the shares of the Class of MidCap Growth Fund held by that shareholder as of the Closing Date.

     The Reorganization is one of several reorganizations that are proposed among various Pilgrim Funds. The Pilgrim Funds complex has grown in recent years through the addition of many funds. Management of the Pilgrim Funds has proposed the consolidation of several Pilgrim Funds that they believe have similar or compatible investment strategies. The proposed reorganizations are designed to reduce the substantial overlap in funds in the Pilgrim Funds complex thereby eliminating inefficiencies arising from having similar portfolios in the same fund group and confusion about overlapping funds. ING Pilgrim Investments, LLC ("ING Pilgrim" or the "Adviser"), the investment adviser to both of the Funds, also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

     In considering whether to approve the Reorganization, you should note that:

     *    The  Funds  have   investment   objectives  and  strategies  that  are
          substantially similar;

     * For each full year since its inception, the performance of MidCap Opportunities Fund is slightly superior to that of MidCap Growth Fund;(1)

     * MidCap Opportunities Fund is the smaller Fund (with net assets of $97 million verses $254 million, effective December 31, 2001);

     * Each Fund is managed by the same portfolio management team, which will remain intact after the Reorganization; and

--------
(1) Past performance is not necessarily an indication of how either Fund will perform in the future.

     * Because MidCap Opportunities Fund has a higher expense ratio for each Class of shares than MidCap Growth Fund, ING Pilgrim has agreed to limit ordinary operating expenses of MidCap Opportunities Fund for a two-year period beginning on January 1, 2002, so that shareholders of MidCap Growth Fund are expected to incur only slightly higher expenses. For example, the total operating expenses before and after the merger, expressed as a percentage of net asset value per share for each Class of each Fund, based on the fiscal period ended May 31, 2001, are as follows:

     BEFORE THE MERGER

                                                          CLASS A     CLASS B    CLASS C    CLASS Q
                                                          -------     -------    -------    -------
     *    MidCap Growth Fund before expense
          reimbursement from management:                   1.44%       2.09%      2.09%      1.18%
     *    MidCap Opportunities Fund before expense
          reimbursement from management:                   1.97%       2.67%      2.67%      1.73%
     *    MidCap Growth Fund after expense
          reimbursement from management:(2)                1.45%       2.10%      2.10%      1.19%
     *    MidCap Opportunities Fund after expense
          reimbursement from management:(3)                1.97%       2.67%      2.67%      1.73%

     AFTER THE MERGER


     *    PRO FORMA estimated expenses before
          expense reimbursement from management:           1.73%       2.43%      2.43%      1.52%
     *    PRO FORMA estimated expenses after
          expense reimbursement from management:           1.50%       2.20%      2.20%      1.35%

     Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The Declaration of Trust defines a "quorum" as one-third of the shares entitled to vote.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF MIDCAP GROWTH FUND UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

----------
(1) ING Pilgrim has entered into an expense limitation agreement with MidCap Growth Fund that limits expenses of the Fund to 1.60%, 2.25%, 2.25% and 1.50% for Class A, Class B, Class C and Class Q, respectively. The expense limitation agreement is contractual and will continue at least through October 31, 2002. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination at least 30 days prior to the end of the then current term or upon termination of the investment management agreement. During the fiscal period ended May 31, 2001, the Fund's expenses were below the contractual limit, and the Fund was in a recoupment period during which ING Pilgrim was reimbursed the entire amount previously waived pursuant to the expense limitation agreement.

(2) ING Pilgrim entered into an expense limitation agreement with MidCap Opportunities Fund that limits expenses of the Fund to 1.50%, 2.20%, 2.20% and 1.35% for Class A, Class B, Class C, and Class Q, respectively. The expense limitation agreement, which commenced January 1, 2002, is contractual and will continue at least through January 1, 2004. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

     The  following  summarizes  the  investment   objectives,   strategies  and
management   differences,   if  any,  between  MidCap  Growth  Fund  and  MidCap
Opportunities Fund.

                                               MIDCAP GROWTH FUND                               MIDCAP OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE              Seeks maximum long-term capital appreciation.     Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------
PRIMARY INVESTMENT STRATEGIES     *    Normally invests at least 65% of             *    Normally invests at least 65% of
                                       its total assets in equity                        its total assets in common stocks
                                       securities of medium-sized U.S.                   of mid-sized U.S. companies that
                                       companies, and at least 75% of its                the portfolio managers feel have
                                       total assets in common stocks that                above average prospects for growth.
                                       the portfolio managers feel have
                                       above average prospects for growth.          *    The portfolio managers use a
                                                                                         "top-down" disciplined investment
                                  *    The portfolio managers focus on                   process, which includes extensive
                                       both a "bottom-up" analysis that                  database screening, frequent
                                       evaluates the financial condition                 fundamental research,
                                       and competitiveness of individual                 identification and implementation
                                       companies and a thematic approach                 of a trend-oriented approach in
                                       in structuring the portfolio and a                structuring the portfolio and a
                                       sell discipline.                                  sell discipline.

                                  *    The portfolio managers seek to               *    The portfolio managers seek to
                                       identify the major social,                        invest in companies expected to
                                       economic, and technological trends                benefit most from the major social,
                                       that are likely to shape the future               economic and technological trends
                                       of business and commerce over the                 that are likely to shape the future
                                       next three to five years. These                   of business and commerce over the
                                       trends are used to provide a                      next three to five years; and
                                       framework for identifying                         attempt to provide a framework for
                                       industries and companies expected                 identifying the industries and
                                       to benefit the most.                              companies expected to benefit the
                                                                                         most.
                                  *    The Fund may invest in initial
                                       public offerings.                            *    The top-down approach is combined
                                                                                         with rigorous fundamental research
                                  *    The Fund is generally expected to                 (a bottom-up approach) to guide
                                       engage in frequent and active                     stock selection and portfolio
                                       trading of its portfolio                          structure.
                                       securities.
                                                                                    *    The Fund may invest in initial
                                                                                         public offerings.

                                                                                    *    The Fund is generally expected to
                                                                                         engage in frequent and active
                                                                                         trading of its portfolio
                                                                                         securities.

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                ING Pilgrim                                       ING Pilgrim
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS*               Mary Lisanti and Jeffrey Bernstein                Mary Lisanti and Jeffrey Bernstein
----------------------------------------------------------------------------------------------------------------------------

     As you can see from the chart above, there is little difference between the investment objectives and strategies of the Funds. The management style and selection criteria for both Funds is substantially similar.

----------
* Prior to April 1, 2000, MidCap Growth Fund was managed by a different portfolio management team.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of May 31, 2001:

                                                 MIDCAP GROWTH FUND                       MIDCAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $356,581,124                                  $126,691,302
---------------------------------------------------------------------------------------------------------------------------
Number of Holdings                                       87                                            95
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                              262%                                          182%
---------------------------------------------------------------------------------------------------------------------------
Average Market Capitalization
  (dollar weighted)                                 $5.9 billion                                   $5.9 billion
---------------------------------------------------------------------------------------------------------------------------
As a percentage of net assets:

    Equity Securities                                   97%                                           98%

    Holdings in companies with
    market capitalizations less
    than $1 billion                                      3%                                            3%

    Holdings in companies with
    market capitalizations of $1
    billion to $5 billion                               50%                                           50%

    Holdings in companies with
    market capitalizations of over
    $5 billion                                          45%                                           45%

    Foreign Securities                                  --                                            --

    Convertible Securities                              --                                            --

    Preferred Securities                                --                                            --

    Short Term Debt Investments                          1%                                            1%
---------------------------------------------------------------------------------------------------------------------------
    Top 5 Industries
    (as a % of net assets)            Semiconductors                  13.49%      Semiconductors                     12.89%
                                      Telecommunications              10.93%      Telecommunications                 10.18%
                                      Oil and Gas                      9.88%      Oil and Gas                        10.14%
                                      Retail                           8.76%      Retail                              8.72%
                                      Biotechnology                    5.74%      Biotechnology                       6.89%
---------------------------------------------------------------------------------------------------------------------------
    Top 10 Holdings                   TJX Cos., Inc.                   2.28%      Utstarcom, Inc.                     2.04%
    (as a % of net assets)            National-Oilwell, Inc.           2.13%      Genzyme Corp. - General
                                      Utstarcom, Inc.                  2.03%        Division                          1.99%
                                      Genzyme Corp. - General                     The Shaw Group, Inc.                1.97%
                                        Division                       1.99%      National-Oilwell, Inc.              1.84%
                                      The Shaw Group, Inc.             1.96%      Capstone Turbine Corp.              1.83%
                                      Capstone Turbine Corp.           1.95%      Fluor Corp.                         1.82%
                                      Fluor Corp.                      1.81%      Diamond Offshore Drilling           1.79%
                                      Diamond Offshore Drilling        1.78%      Conseco, Inc.                       1.77%
                                      Mercury Interactive Corp.        1.77%      TJX Cos., Inc.                      1.75%
                                      Conseco, Inc.                    1.76%      Intersil Corp.                      1.70%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) For the fiscal period ended May 31, 2001.

RELATIVE PERFORMANCE

     The following table shows, for the periods shown, the average annual total return for: (i) Class A shares of MidCap Growth Fund; (ii) Class A shares of MidCap Opportunities Fund; (iii) the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"); and (iv) the Russell MidCap Growth Index. Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if it did. Performance of the Funds in the table also does not include tax impact. The indices have an inherent performance advantage over the Funds since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Each Fund's past performance is not an indication of its future performance.

                                             MIDCAP           S&P
       CALENDAR YEAR/       MIDCAP        OPPORTUNITIES     MIDCAP 400    RUSSELL MIDCAP
        PERIOD ENDED    GROWTH FUND(1)       FUND(2)         INDEX(3)     GROWTH INDEX(4)
        ------------    --------------       -------         --------     ---------------

         12/31/94          -11.00%              N/A          -3.26%           -2.17%

         12/31/95           37.64%              N/A          31.07%           33.98%

         12/31/96           15.84%              N/A          19.23%           17.48%

         12/31/97           15.88%              N/A          32.24%           22.54%

         12/31/98           14.14%              N/A          19.09%           17.86%

         12/31/99           97.56%           103.24%         14.70%           51.29%

         12/31/00           -4.57%            -0.35%         17.51%          -11.75%

         12/31/01          -37.15%           -37.24%         -0.61%          -20.15%

------------
(1) Class A and Class C shares of MidCap Growth Fund commenced operations on April 19, 1993. Class B shares commenced operations on June 1, 1995. Class Q Shares commenced operations on June 30, 1994. ING Pilgrim has been the Fund's investment adviser since May 24, 1999; and prior to April 1, 2000, the Fund was managed by a sub-adviser.

(2) Classes A, B and C shares of MidCap Opportunities Fund commenced operations on August 20, 1998. Class Q commenced operations on April 4, 2000.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

PERFORMANCE OF MIDCAP OPPORTUNITIES FUND

     The following bar chart and table provide an indication of the risks of investing in MidCap Opportunities Fund by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for one year and since inception compare to those of the S&P MidCap 400 Index. The information in the bar chart is based on the performance of the Class A shares of the Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. MidCap Opportunities Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

     CALENDAR YEAR-BY-YEAR RETURNS(%) (1)


1991   1992   1993   1994   1995   1996   1997   1998   1999(2)   2000    2001
----   ----   ----   ----   ----   ----   ----   ----   -------   ----    ----
                                                        103.24   -0.35%  -37.24%

----------
(1) Classes A, B and C shares of MidCap Opportunities Fund commenced operations on August 20, 1998. Class Q commenced operations on April 4, 2000. During the period shown in the chart, the Fund's best quarterly performance was 44.90% for the quarter ended December 31, 1999, and the Fund's worst quarterly performance was -30.57% for the quarter ended September 30, 2001.

(2) Returns in 1999 were achieved during unusually favorable conditions in the equity markets, particularly for technology companies and initial public offerings. You should not expect that such favorable returns can be consistently achieved.

     The following table shows what the average annual total returns of MidCap Opportunities Fund would equal if you averaged out actual performance over various lengths of time assuming that a shareholder paid the maximum front-end or contingent deferred sales charge for the applicable class, compared to the S&P MidCap 400 Index, an unmanaged index. The S&P MidCap 400 Index has an inherent performance advantage over MidCap Opportunities Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. MidCap Opportunities Fund's performance reflected in the following table assumes the deduction of the maximum sales charge in all cases.

        AVERAGE ANNUAL TOTAL RETURNS for the year ended December 31, 2001

                                                                   SINCE
                                                    1 YEAR      INCEPTION(1)
                                                    ------      ------------
MidCap Opportunities Fund - Class A (2)            -40.86%         13.95%

MidCap Opportunities Fund - Class B (3)            -40.73%         14.64%

MidCap Opportunities Fund - Class C (4)            -38.23%         15.18%

S&P MidCap 400 Index (5)                            -0.61%         20.81%(6)

----------
(1) Classes A, B and C shares of MidCap Opportunities Fund commenced operations on August 20, 1998. Class Q commenced operations on April 4, 2000.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6)  Index return is for the period beginning September 1, 1998.

     The following table shows the performance of MidCap Opportunities Fund if sales charges are not reflected.

        AVERAGE ANNUAL TOTAL RETURNS for the year ended December 31, 2001

                                                                   SINCE
                                                    1 YEAR      INCEPTION(1)

MidCap Opportunities Fund - Class A                -37.24%         15.97%

MidCap Opportunities Fund - Class B                -37.61%         15.28%

MidCap Opportunities Fund - Class C                -37.61%         15.18%

S&P MidCap 400 Index(2)                             -0.61%         20.81%(3)

----------
(1) Classes A, B and C shares of MidCap Opportunities Fund commenced operations on August 20, 1998. Class Q commenced operations on April 4, 2000.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3)  Index return is for the period beginning September 1, 1998

     For a discussion by the portfolio managers regarding the performance of MidCap Opportunities Fund for the fiscal period ended May 31, 2001, see Appendix A to this Proxy Statement/Prospectus. Additional information about MidCap Opportunities Fund is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING
IN THE FUNDS

     Because the Funds have investment objectives and strategies that are substantially similar, many of the risks of investing in MidCap Opportunities Fund are similar to the risks of investing in MidCap Growth Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund's shares. The following summarizes the principal investment techniques and risks of investing in the Funds.

     EQUITY SECURITIES. Both MidCap Opportunities Fund and MidCap Growth Fund invest in equity securities and equity equivalent securities (preferred stocks, convertible securities and warrants and other stock purchase rights). Both Funds normally invest at least 65% of their assets in medium-sized U.S. companies. Both MidCap Growth Fund and MidCap Opportunities Fund are subject to risks associated with investing primarily in equity securities, including market risk, issuer risk, credit risk, price volatility risk and market trend risk. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. Market trend risk is the risk that the market may not favor the mid-cap growth securities in which the Fund invests. The market could instead favor value-oriented stocks or large or small company stocks, or may not favor equities at all. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

     Investment in mid-cap companies may involve greater risk than is customarily associated with securities of larger, more established companies. Mid-cap companies may experience relatively higher growth rates and higher failure rates than do larger companies. Mid-cap companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     INABILITY TO SELL SECURITIES. The securities of the mid-sized companies in which both Funds invest may trade in lower volume and may be less liquid than securities of larger, more established companies. Either Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

     INITIAL PUBLIC OFFERINGS. Both Funds are permitted to invest in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As a Fund's assets grow, the effect of a Fund's investment in initial public offerings on a Fund's total return may decline.

     PORTFOLIO TURNOVER. Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund. For the fiscal period ended May 31, 2001, the portfolio turnover rate for MidCap Growth Fund was 262%; and the portfolio turnover rate for MidCap Opportunities Fund was 182%.

     TEMPORARY DEFENSIVE STRATEGIES. When the Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of MidCap Opportunities Fund, see "Appendix C: Additional Information Regarding MidCap Opportunities Fund."

MANAGEMENT FEES

     MidCap Growth Fund pays an annual management fee of 0.75% of the Fund's average daily net assets. MidCap Opportunities Fund pays an annual management fee of 1.00% of the Fund's average daily net assets.

ADMINISTRATION FEES

     MidCap Opportunities Fund pays an administration fee to ING Pilgrim Group, LLC equal to 0.10% of the Fund's average daily net assets. MidCap Growth Fund does not pay an administration fee.

DISTRIBUTION AND SERVICE FEES

     The distribution (12b-1) and service fees for Class B and Class C shares of MidCap Growth Fund are, in the aggregate, the same as those of the corresponding classes of MidCap Opportunities Fund. The distribution and service fees for Class A shares of MidCap Growth Fund are 0.05% higher than those of Class A shares of MidCap Opportunities Fund (0.35% verses 0.30%). Each Fund pays a service fee of 0.25% of the Fund's average daily net assets for its Class Q shares.

EXPENSE LIMITATION ARRANGEMENTS

     Expense limitation agreements are in place for both funds. Under the terms of the expense limitation agreements, ING Pilgrim has agreed to limit the expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Pilgrim within 3 years.

     The current expense limitation agreement for MidCap Growth Fund is contractual and provides that it will remain in effect through at least October 31, 2002. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination at least 30 days prior to the end of the then current term or upon termination of the investment management agreement. The expense limitations for Class A, Class B, Class C and Class Q of MidCap Growth Fund are 1.60%, 2.25%, 2.25% and 1.50%, respectively. During the fiscal period ended May 31, 2001, MidCap Growth Fund's expenses were below those set by the expense limitation agreement. Therefore, ING Pilgrim was reimbursed by the Fund for the amount previously waived pursuant to the expense limitation agreement. ING Pilgrim will not recoup any expenses of MidCap Growth Fund after the Reorganization.

     ING Pilgrim has entered into an expense  limitation  agreement  with MidCap
Opportunities Fund. The current expense limitation agreement for MidCap Opportunities Fund is contractual and provides that it will be effective from January 1, 2001 through at least January 1, 2004. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination at least 30 days prior to the end of the then current term or upon termination of the investment management agreement. The expense limitations for Class A, Class B, Class C and Class Q of MidCap Opportunities Fund are 1.50%, 2.20%, 2.20% and 1.35%, respectively.

EXPENSE TABLES

     There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the transaction fees on new investments for Class A, Class B, Class C and Class Q shares of MidCap Growth Fund and MidCap Opportunities Fund.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                       CLASS A     CLASS B     CLASS C     CLASS Q
                                                       -------     -------     -------     -------
Maximum sales charge (load) imposed on  purchases
(as a percentage of offering price)                    5.75%(1)      None        None        None

Maximum deferred sales charge (load) (as a
percentage of the lower of original purchase price
or redemption proceeds)                                None(2)     5.00%(3)    1.00%(4)      None

-----------

(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix C.

(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C and "Special Rules for Class A Shares of MidCap Growth Fund" below.

(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C and "Shareholder Guide-- Sales Charge Calculation" in the Pilgrim Prospectus.

(4)  Imposed upon redemptions within 1 year from purchase.

     The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the Funds are based upon the annual operating expenses incurred by Class A, Class B, Class C and Class Q shares for the fiscal period ended May 31, 2001. PRO FORMA fees show estimated fees of MidCap Opportunities Fund after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith and are hypothetical, and are adjusted for anticipated contractual changes.

                         ANNUAL FUND OPERATING EXPENSES

   (Expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)

                                               DISTRIBUTION
                                               (12b-1) AND
                                               SHAREHOLDER                 TOTAL FUND    FEE WAIVER
                                 MANAGEMENT     SERVICING       OTHER      OPERATING         BY       NET FUND
                                    FEES         FEES(2)       EXPENSES     EXPENSES     ADVISER(3)   EXPENSES
                                    ----         -------       --------     --------     ----------   --------
CLASS A
MidCap Growth Fund                  0.75%         0.35%          0.34%        1.44%        0.01%(4)     1.45%
MidCap Opportunities Fund           1.00%         0.30%          0.67%        1.97%          --         1.97%
MidCap Opportunities Fund
  After the Reorganization
  (PRO FORMA)                       1.00%         0.30%          0.43%        1.73%       -0.23%        1.50%

CLASS B
MidCap Growth Fund                  0.75%         1.00%          0.34%        2.09%        0.01%(4)     2.10%
MidCap Opportunities Fund           1.00%         1.00%          0.67%        2.67%          --         2.67%
MidCap Opportunities Fund -
  After the Reorganization
  (PRO FORMA)                       1.00%         1.00%          0.43%        2.43%       -0.23%        2.20%

CLASS C
MidCap Growth Fund                  0.75%         1.00%          0.34%        2.09%        0.01%(4)     2.10%
MidCap Opportunities Fund           1.00%         1.00%          0.67%        2.67%          --         2.67%
MidCap Opportunities Fund -
  After the Reorganization
  (PRO FORMA)                       1.00%         1.00%          0.43%        2.43%       -0.23%        2.20%

CLASS Q
MidCap Growth Fund                  0.75%         0.25%          0.18%        1.18%        0.01%(4)     1.19%
MidCap Opportunities Fund           1.00%         0.25%          0.48%        1.73%          --         1.73%
MidCap Opportunities Fund -
  After the Reorganization
  (PRO FORMA)                       1.00%         0.25%          0.27%        1.52%       -0.17%        1.35%

(1)  The fiscal year end for each Fund is May 31.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Pilgrim has entered into an expense limitation agreement with each Fund under which it will limit the expenses of the Funds (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim within three years) to 1.50%, 2.20%, 2.20% and 1.35% for Class A, Class B, Class C and Class Q shares, respectively, for MidCap Opportunities Fund; and 1.60%, 2.25%, 2.25% and 1.50% for Class A, Class B, Class C and Class Q shares, respectively, for MidCap Growth Fund. The expense limitation agreements are contractual and will continue through January 1, 2004, with respect to MidCap Opportunities Fund, and October 31, 2002, with respect to MidCap Growth Fund. Thereafter, each expense limitation agreement shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

(4) Amount recouped by ING Pilgrim pursuant to the expense limitation agreement between the Fund and ING Pilgrim. ING Pilgrim recouped all amounts previously waived during the fiscal period ended May 31, 2001, therefore, the recoupment period will not continue after the merger.

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of MidCap Growth Fund that are transferred to MidCap Opportunities Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for MidCap Opportunities Fund, and the realization of taxable gains or losses for MidCap Opportunities Fund.

     EXAMPLES. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                         MIDCAP GROWTH FUND                     MIDCAP OPPORTUNITIES FUND
             ----------------------------------------    ---------------------------------------
             1 YEAR   3 YEARS    5 YEARS     10 YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
             ------   -------    -------     --------    ------   -------    -------    --------
CLASS A       $713     $1,004     $1,317      $2,200      $763     $1,158     $1,576     $2,739
CLASS B       $712     $  955     $1,324      $2,255*     $770     $1,129     $1,615     $2,834*
CLASS C       $312     $  655     $1,124      $2,421      $370     $  829     $1,415     $3,003
CLASS Q       $120     $  375     $  649      $1,432      $176     $  545     $  939     $2,041

                           PRO FORMA: THE FUNDS COMBINED**
                        -------------------------------------
                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
             CLASS A     $719    $1,045    $1,418     $2,462
             CLASS B     $723    $1,013    $1,453     $2,557*
             CLASS C     $323    $  713    $1,253     $2,730
             CLASS Q     $137    $  446    $  796     $1,783

     You would pay the following expenses if you did not redeem your shares:

                         MIDCAP GROWTH FUND                     MIDCAP OPPORTUNITIES FUND
             ---------------------------------------    --------------------------------------
             1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS   5 YEARS   10 YEARS
             ------   -------    -------    --------    ------    -------   -------   --------
CLASS A       $713    $1,004     $1,317      $2,200      $763     $1,158     $1,576    $2,739
CLASS B       $212    $  655     $1,124      $2,255*     $270     $  829     $1,415    $2,834*
CLASS C       $212    $  655     $1,124      $2,421      $270     $  829     $1,415    $3,003
CLASS Q       $120    $  375     $  649      $1,432      $176     $  545     $  939    $2,041

                           PRO FORMA: THE FUNDS COMBINED**
                        -------------------------------------
                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
             CLASS A     $719     $1,045    $1,418    $2,462
             CLASS B     $223     $  713    $1,253    $2,557*
             CLASS C     $223     $  713    $1,253    $2,730
             CLASS Q     $137     $  446    $  796    $1,783

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the end of the eighth year following the date of purchase.

**   Estimated.

GENERAL INFORMATION

     Class A shares of MidCap Opportunities Fund issued to a shareholder in connection with the Reorganization will not be subject to an initial sales charge, but Class B and Class C shares will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding Class of shares of MidCap Growth Fund held by that shareholder immediately prior to the Reorganization. Class Q shares are not subject to an initial sales charge or contingent deferred sales charge.

     In addition, the period that the shareholder held shares of MidCap Growth Fund will be included in the holding period of MidCap Opportunities Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of MidCap Opportunities Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of MidCap Growth Fund were purchased by the shareholder. Purchases of shares of MidCap Opportunities Fund after the Reorganization will be subject to the same sales load structure that is currently in effect for MidCap Growth Fund, as described in the table above in the section "Expense Tables."

     Neither  MidCap   Opportunities  Fund  nor  MidCap  Growth  Fund  have  any
redemption fees, exchange fees or sales charges on reinvested dividends.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix B.

     The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of MidCap Growth Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund and the assumption by MidCap Opportunities Fund of MidCap Growth Fund's liabilities; and (ii) the distribution of shares of MidCap Opportunities Fund to shareholders of MidCap Growth Fund, as provided for in the Reorganization Agreement. MidCap Growth Fund will then be liquidated.

     After the Reorganization, each shareholder of MidCap Growth Fund will own shares of MidCap Opportunities Fund having an aggregate value equal to the aggregate value of each respective Class of shares in MidCap Growth Fund held by that shareholder as of the Closing Date. Shareholders of each Class of shares of MidCap Growth Fund will receive the same Class of shares of MidCap Opportunities Fund. In the interest of economy and convenience, shares of MidCap Opportunities Fund generally will not be represented by physical certificates, unless requested in writing.

     Until the Closing Date, shareholders of MidCap Growth Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by MidCap Opportunities Fund for the redemption of its shares.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of MidCap Growth Fund. The Reorganization Agreement also requires that each Fund take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     The Reorganization is one of several reorganizations that are proposed among various Pilgrim Funds. The Pilgrim Funds complex has grown in recent years through the addition of many funds. Management of the Pilgrim Funds has proposed the consolidation of several Pilgrim Funds that they believe have similar or compatible investment policies. The proposed reorganizations are designed to reduce the substantial overlap in funds in the Pilgrim Funds complex, thereby eliminating inefficiencies arising from having similar portfolios in the same fund group and confusion about overlapping funds. ING Pilgrim also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

     The proposed Reorganization was presented to the Board of Trustees of MidCap Growth Fund for consideration at a meeting held on November 2, 2001. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of MidCap Growth Fund, determined that the interests of the shareholders of MidCap Growth Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of MidCap Growth Fund and its shareholders.

     The Reorganization will allow MidCap Growth Fund's shareholders to continue to participate in a professionally managed portfolio that seeks to achieve an objective of long-term capital appreciation. As shareholders of MidCap
Opportunities Fund, shareholders will be able to exchange into other mutual funds in the group of Pilgrim Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the current Pilgrim Funds and their available classes is contained in Appendix D.

BOARD CONSIDERATIONS

     The Board of Trustees of MidCap Growth Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     * the plans of management to reduce the overlap in funds in the Pilgrim Fund complex;

     * the relative investment performance of MidCap Opportunities Fund as compared to MidCap Growth Fund;

     * expense ratios and information regarding fees and expenses of MidCap Growth Fund and MidCap Opportunities Fund, including the expense limitation arrangements offered by ING Pilgrim;

     * the current management team of MidCap Opportunities Fund and MidCap Growth Fund, which has managed MidCap Opportunities Fund since its inception, rendering that Fund a better indication of the current portfolio managers' track record;

     * whether the Reorganization would dilute the interests of MidCap Growth Fund's current shareholders;

     *    the   similarity  of  the   investment   objectives,   strategies  and
          restrictions of MidCap Opportunities Fund with those of MidCap Growth Fund;

     * the costs to be borne by MidCap Growth Fund, MidCap Opportunities Fund and ING Pilgrim; and

     * the tax consequences of the Reorganization to MidCap Growth Fund and its shareholders, including the tax-free nature of the transaction.

     The Board of Trustes also considered the future potential benefits to ING Pilgrim in that its costs to administer both Funds may be reduced if the Reorganization is approved.

     THE TRUSTEES OF MIDCAP GROWTH FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH MIDCAP OPPORTUNITIES FUND.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither MidCap Growth Fund nor its shareholders, nor MidCap Opportunities Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

     Immediately prior to the Reorganization, MidCap Growth Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of MidCap Growth Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of MidCap Growth Fund's shareholders.

EXPENSES OF THE REORGANIZATION

     ING Pilgrim will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Funds, each Fund will bear a pro rata portion based on their relative net asset values immediately before the Closing Date.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

     MidCap Opportunities Fund is a series of Pilgrim Equity Trust, an open-end diversified, management investment company organized as a Massachusetts business trust. MidCap Growth Fund is a series of Pilgrim Mutual Funds, an open-end diversified, management investment company organized as a Delaware business trust. Pilgrim Equity Trust and Pilgrim Mutual Funds are each governed by a Board of Trustees consisting of the same nine members. For more information about the history of the Funds, see the SAI.

DISTRIBUTOR

     ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for both Funds.

     MidCap Opportunities Fund also offers Class I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about this other share Class by calling 1-800-992-0180.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund pays dividends from net investment income and net capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreement is approved by MidCap Growth Fund's shareholders, then as soon as practicable before the Closing Date, MidCap Growth Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Funds as of May 31, 2001, and on a PRO FORMA basis as of May 31, 2001, giving effect to the Reorganization:

                                                         NET ASSET
                                                           VALUE        SHARES
                                          NET ASSETS     PER SHARE   OUTSTANDING
                                          ----------     ---------   -----------
MIDCAP GROWTH FUND

  Class A                                $ 98,529,696      $15.35      6,417,555
  Class B                                $ 85,111,123      $17.90      4,754,523
  Class C                                $156,528,141      $14.05     11,138,747
  Class Q                                $ 16,412,164      $19.49        842,194

MIDCAP OPPORTUNITIES FUND

  Class A                                $ 24,264,616      $14.58      1,664,228
  Class B                                $ 28,447,745      $14.30      1,989,367
  Class C                                $ 18,900,592      $14.24      1,327,151
  Class I                                $ 52,007,043      $14.73      3,531,434
  Class Q                                $  3,071,306      $14.63        209,901

PRO FORMA - MIDCAP OPPORTUNITIES FUND
INCLUDING MIDCAP GROWTH FUND

  Class A                                $122,794,312      $14.58      8,422,095
  Class B                                $113,558,868      $14.30      7,941,194
  Class C                                $175,428,733      $14.24     12,319,296
  Class I                                $ 52,007,043      $14.73      3,531,454
  Class Q                                $ 19,483,470      $14.63      1,331,717

PORTFOLIO MANAGERS OF MIDCAP OPPORTUNITIES FUND

     The  following   individuals  share   responsibility   for  the  day-to-day
management of MidCap Opportunities Fund:

     * Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as Senior Portfolio Manager of MidCap Opportunities Fund since the Fund's inception. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

     * Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund's inception. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a Portfolio Manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement with its enclosures on or about February 7, 2002. Shareholders of MidCap Growth Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Pilgrim and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. MidCap Growth Fund has retained Georgeson Shareholder Communications, Inc. (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of MidCap Growth Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     In all cases where a proxy is solicited by telephone, the Solicitor will require the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote their shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

     If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-515-0327.

     A shareholder may revoke the accompanying proxy card at any time prior to its use by filing with MidCap Growth Fund a written revocation or duly executed proxy card bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy card will vote as directed by the proxy card, but in the absence of voting directions in any proxy card that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of MidCap Growth Fund that may be presented at the Special Meeting.

VOTING RIGHTS

     As a shareholders of MidCap Growth Fund, you are entitled to one vote for each whole share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Only shareholders of MidCap Growth Fund at the close of business on January 11, 2002 (the "Record Date") will be entitled to be present and give voting instructions for MidCap Growth Fund at the Special Meeting with respect to their shares owned as of the Record Date. As of the Record Date, 20,053,938.509 shares of MidCap Growth Fund were outstanding and entitled to vote.

     Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The Declaration of Trust defines a "quorum" as one-third of the shares entitled to vote.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will not have the same effect as a vote against the Reorganization.

     MidCap Growth Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, MidCap Growth Fund understands that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

     To the knowledge of MidCap  Opportunities  Fund, as of January 10, 2002, no
current Trustee owned 1% or more of the outstanding shares of MidCap Opportunities Fund, and the officers and Trustees owned, as a group, less than 1% of the shares of MidCap Opportunities Fund.

     Appendix E hereto lists the persons that, as of January 11, 2002, owned beneficially or of record 5% or more of the outstanding shares of any Class of MidCap Growth Fund or MidCap Opportunities Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     MidCap Growth Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     MidCap Growth Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by MidCap Growth Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Pilgrim will furnish, without charge, a copy of the most recent Annual Report regarding either of the Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to the Fund at Pilgrim Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                          Kimberly A. Anderson,
                                          Vice President and Secretary

February 7, 2002
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

            PORTFOLIO MANAGERS' REPORT FOR MIDCAP OPPORTUNITIES FUND

     Set forth below is an excerpt from MidCap Opportunities Fund's Annual Report, dated May 31, 2001, regarding the Fund's performance.

                                     * * * *

Portfolio Management Team: Mary Lisanti, Executive Vice-President and Portfolio Manager; Jeff Bernstein, Senior Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Fund seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Manager feels have above average prospects for growth.

Market Overview: The year 2001 began with surprise rate cut by the Federal Reserve, and the Fed's influence on the economy and the stock market continued to be the story of the year. At this time last year, GDP was growing close to 6%, but the effect of 175 basis points in interest rate hikes dramatically slowed growth in the second half of 2000. By the fourth quarter of 2000, US GDP had slowed to a 1.0% growth rate, and the United States faced the prospect of its first recession since 1990-91. Since the start of the year 2001, the Fed has cut interest rates by 250 basis points, as the lagging economic indicators and corporate earnings pointed to a further deterioration in the economy.

The deterioration in the growth of earnings was most apparent in the fastest growing sectors of the economy, namely technology and telecommunications. Healthcare stocks also struggled as investors sought the relative safety of value stocks, in consumer-related stocks, energy, and basic materials. The technology-heavy NASDAQ Composite was the hardest hit benchmark with a decline of 14.57% during the first five months of the year. While smaller cap stocks showed some strength with the Russell 2000 Index gaining 3.29%, the performance of other benchmarks was mixed. The Dow Jones Industrials gained 1.16% in 2001 and the S&P Midcap Index rose 1.38%, while the S&P 500 dipped 4.37%. While there was some evidence of a recovery in stocks, the signs of a classic bear market were apparent, as the S&P 500 dropped 26% from peak to trough, while the NASDAQ suffered a decline of 68%.

Performance: For the five months ended May 31, 2001, the Fund's Class A shares, excluding sales charges, provided a total return of -23.74%, compared to the S&P Midcap 400 Index, which returned 1.38% over the same period.

Portfolio Specifics: The Fund struggled in a market environment that favored value stocks over growth-oriented strategies. While the Fund started the year with weightings in "defensive" sectors such as energy, healthcare, and consumer stocks, we found the opportunity to invest in higher growth companies at attractive valuations. Thus, we increased our weightings in selected technology industries and companies.

For the year to date period, the Fund has seen the biggest impact from the "Greying of America," "Life on the Net," and "New Age of Media" themes, while the strongest contributors among the individual stocks were Cendant Corporation, Conseco Inc., Intersil Corporation, and TyCom Limited.

Market Outlook: The months of April and May gave some evidence to our belief that the higher end of the growth market was close to a bottom. We still believe that the current economic decline is distinct from the last two recessions of 1980-81 and 1990-1991 in that this slowdown was not caused by structural imbalances. Rather, this slowdown was caused by a decline in capital spending, centered largely around technology. Technology spending has been slowing for close to a year in the wake of the "Y2K" boom and the Internet boom and bust, and incremental data suggest that these excesses have largely been wrung out of the system. Although we entered the current economic slowdown with unprecedented speed, the aggressive rate cuts by the Federal Reserve and the lack of excess inventory in the system could imply a more rapid recovery than in the past.

Unless the current economic slowdown stretches beyond the end of 2001, we believe that we are very close to the bottom--if not beyond it. Some parts of the market, in particular technology, had priced in significantly lower growth for several years, and if the recovery plays out over the second half of the year, then the market will continue its recent good performance. We believe that this market is more similar to the 1990-1991 time frame than the 1994-1995 or 1998 corrections; the values seen at the bottom in the 1990-1991 bear market turned out to be the lows for the decade on many stocks. Thus, we are taking advantage of market volatility to initiate or add to positions in high quality growth companies. Our focus is on companies who we believe can deliver above-average earnings growth in 2002 and beyond, and we are particularly focused on those companies who are improving their business models through this downturn and have opportunities for significant improvement in profitability ahead of them.

                                                                    8/31/98   5/31/99   5/31/00   5/31/01
                                                                    -------   -------   -------   -------
Pilgrim MidCap Opportunities Fund Class A With Sales Charge         $ 9,425   $14,581   $24,651   $18,878
Pilgrim MidCap Opportunities Fund Class A Without Sales Charge      $10,000   $15,470   $26,155   $20,029
S&P MidCap 400 Index                                                $10,000   $14,218   $17,268   $19,154

                                   Average Annual Total Returns for
                                   the Periods Ended May 31, 2001
                                   -------------------------------
                                                  Since Inception
                                      1 Year          8/20/98
                                      ------          -------
Including Sales Charge:
  Class A(1)                         -27.87%          25.65%
  Class B(2)                         -27.42%          26.89%
  Class C(3)                         -24.64%          27.45%
  Class I                            -23.06%          28.78%
Excluding Sales Charge:
  Class A                            -23.47%          28.35%
  Class B                            -24.00%          27.59%
  Class C                            -23.95%          27.45%
  Class I                            -23.06%          28.78%
S&P MidCap 400 Index                  10.92%          26.66%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim MidCap Opportunities Fund against the S&P MidCap 400 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 9/1/98.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in stocks of larger companies.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 2nd day of November, 2001, by and between Pilgrim Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, Pilgrim MidCap Opportunities Fund (the "Acquiring Fund"), and Pilgrim Mutual Funds, a Delaware business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, Pilgrim MidCap Growth Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class Q voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of Pilgrim Equity Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Pilgrim Mutual Funds have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class Q Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. Valuation

     2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.2. The net asset value of a Class A, Class B, Class C and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3. The number of the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3. Closing and Closing Date

     3.1. The Closing Date shall be April 19, 2002, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the

Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2. The Acquired Fund shall direct State Street Bank and Trust Company -- Missouri, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. Representations and Warranties

     4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of Pilgrim Mutual Funds on behalf of the Acquired Fund, represents and warrants to Pilgrim Equity Trust as follows:

          (a) The Acquired Fund is duly organized as a series of Pilgrim Mutual Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under Pilgrim Mutual Funds' Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) Pilgrim Mutual Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Pilgrim Mutual Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Pilgrim Mutual Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Pilgrim Mutual Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by Pilgrim Equity Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Pilgrim Mutual Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2001 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since May 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Pilgrim Mutual Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Pilgrim Mutual Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of Pilgrim Equity Trust, Pilgrim Equity Trust, on behalf of the Acquiring Fund, represents and warrants to Pilgrim Mutual Funds as follows:

          (a) The Acquiring Fund is duly organized as a series of Pilgrim Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under Pilgrim Equity Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) Pilgrim Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Pilgrim Equity Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Pilgrim Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Pilgrim Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (g)  Except as  otherwise  disclosed  in writing  to and  accepted  by
Pilgrim  Mutual  Funds,  on  behalf  of the  Acquired  Fund,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Pilgrim Equity Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. Pilgrim Equity Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2001 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (i) Since May 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Pilgrim Equity Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

          (o) The information to be furnished by Pilgrim Equity Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class Q Acquiring Fund Shares received at the Closing.

     5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. Pilgrim Mutual Funds, on behalf of the Acquired Fund, covenants that Pilgrim Mutual Funds will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Pilgrim Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Pilgrim Mutual Funds', on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) Pilgrim Equity Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of Pilgrim Mutual Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Pilgrim Mutual Funds' election, to the performance by Pilgrim Equity Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of Pilgrim Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. Pilgrim Equity Trust shall have delivered to Pilgrim Mutual Funds a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Pilgrim Mutual Funds and dated as of the Closing Date, to the effect that the representations and warranties of Pilgrim Equity Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Pilgrim Mutual Funds shall reasonably request;

     6.3. Pilgrim Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Pilgrim Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of Pilgrim Equity Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Pilgrim Equity Trust's election, to the performance by Pilgrim Mutual Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Pilgrim Mutual Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Pilgrim Mutual Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of Pilgrim Mutual Funds;

     7.3. The Pilgrim Mutual Funds shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Pilgrim Equity Trust and dated as of the Closing Date, to the effect that the representations and warranties of Pilgrim Mutual Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Pilgrim Equity Trust shall reasonably request;

     7.4. Pilgrim Mutual Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Pilgrim Mutual Funds, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Pilgrim Mutual Funds, on behalf of the Acquired Fund, or Pilgrim Equity Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Pilgrim Mutual Funds Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Pilgrim Equity Trust nor the Pilgrim Mutual Funds may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Pilgrim Equity Trust or Pilgrim Mutual Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert addressed to Pilgrim Mutual Funds and the Pilgrim Equity Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of Pilgrim Equity Trust and Pilgrim Mutual Funds. Notwithstanding anything herein to the contrary, neither Pilgrim Equity Trust nor Pilgrim Mutual Funds may waive the condition set forth in this paragraph 8.5.

9. Brokerage Fees and Expenses

     9.1. Pilgrim Mutual Funds, on behalf of the Acquired Fund, and Pilgrim Equity Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and the Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. Entire Agreement; Survival of Warranties

     10.1. The Pilgrim Equity Trust and the Pilgrim Mutual Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the shall survive the Closing.

11. Termination

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 30, 2002, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. Amendments

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Pilgrim
Mutual Funds and Pilgrim Equity Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Pilgrim Mutual Funds pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A,

Class B, and Class C and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. Notices

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Pilgrim Equity Trust or Pilgrim Mutual Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Pilgrim Equity Trust or Pilgrim Mutual Funds personally, but shall bind only the trust property of the Acquiring Fund or the Acquired Fund, as provided in the Declarations of Trust of Pilgrim Equity Trust and Pilgrim Mutual Funds. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.



Attest: PILGRIM EQUITY TRUST on behalf of its PILGRIM MIDCAP OPPORTUNITIES FUND series


                               By:
--------------------------         ---------------------------------------------
SECRETARY

                               Its:
                                   ---------------------------------------------


Attest:                        PILGRIM MUTUAL FUNDS on behalf of its
                               PILGRIM MIDCAP GROWTH FUND series


                               By:
--------------------------         ---------------------------------------------
SECRETARY
                               Its:
                                    --------------------------------------------

                                   APPENDIX C


           ADDITIONAL INFORMATION REGARDING MIDCAP OPPORTUNITIES FUND
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

PILGRIM PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to four separate Classes of the Fund*: Class A, Class B, Class C and Class Q, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganization will be the same as those that apply to the Pilgrim MidCap Growth Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of Pilgrim MidCap Growth Fund will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of the Fund involved in the Reorganization are shown in the chart below.

                                                            CLASS A        CLASS B        CLASS C       CLASS Q
                                                            -------        -------        -------       -------
     Maximum Initial Sales Charge on Purchases              5.75%(1)         None           None          None

     Contingent Deferred Sales Charge ("CDSC")              None (2)         5.00%(3)       1.00%(4)      None

     Annual Distribution (12b-1) and Service Fees (5)       0.30%            1.00%          1.00%        0.25%(6)

     Maximum Purchase                                      Unlimited      $ 250,000       Unlimited     Unlimited

     Automatic Conversion to Class A                          N/A         8 Years(7)          N/A          N/A

----------
(1)  Reduced for purchases of $50,000 and over.

(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix C.

(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.

(4)  Imposed upon redemption within 1 year from purchase.

(5)  Annual asset-based distribution charge.

(6)  Service fee.

(7) Class B shares of the Fund issued to shareholders of Pilgrim MidCap Growth Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Pilgrim MidCap Growth Fund.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

----------
* Only the share Classes affected by the Reorganization are discussed in the Shareholder Guide although other share classes are available.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases Without a Sales Charge" and "Reduced Sales Charges" below.

                                       AS A % OF THE      AS A %
            YOUR INVESTMENT            OFFERING PRICE     OF NAV
            ---------------            --------------     ------
           Less than $50,000               5.75%           6.10%
           $50,000 - $99,999               4.50%           4.71%
          $100,000 - $249,999              3.50%           3.63%
          $250,000 - $499,999              2.50%           2.56%
         $500,000 - $1,000,000             2.00%           2.04%

     There is no initial sales charge on purchases of Class A shares of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                       PERIOD DURING
                                                        WHICH CDSC
             YOUR INVESTMENT               CDSC           APPLIES
             ---------------               ----           -------
         $1,000,000 - $2,499,999           1.00%          2 years
         $2,500,000 - $4,999,999           0.50%           1 year
           $5,000,000 and over             0.25%           1 year

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim Funds that offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund ("SAI") for details on the Letter of Intent option or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim Funds (excluding money market funds offered by ING Pilgrim Investments, LLC) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the SAI for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the SAI for the Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of

$250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

              YEAR OF REDEMPTION AFTER PURCHASE           CDSC
              ---------------------------------           ----
              First                                        5%
              Second                                       4%
              Third                                        3%
              Fourth                                       3%
              Fifth                                        2%
              Sixth                                        1%
              After Sixth Year                            None

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of Pilgrim MidCap Growth Fund will convert to Class A shares eight years after the purchase of the original shares of Pilgrim MidCap Growth Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's SAI.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     CLASS Q SHARES. Class Q shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     (ii) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, as described in the Pilgrim Prospectus, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

    (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at 1-800-992-0180.

     REINSTATEMENT PRIVILEGE. Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim Fund may reinvest some or all of the proceeds in the same share Class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     RULE 12b-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") applicable to each Class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Pilgrim Securities, Inc. (the "Distributor") may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B, Class C and Class Q shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that class):

                                  SERVICING FEE     DISTRIBUTION FEE
                                  -------------     ----------------
                Class A               0.25%              0.05%
                Class B               0.25%              0.75%
                Class C               0.25%              0.75%
                Class Q               0.25%               None

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B, Class C or Class Q shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of Trustees who are not affiliated with ING Pilgrim Investments, LLC ("ING Pilgrim"). Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

     The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 for Class A, B, or C or $250,000 in the case of Class Q shares ($250 for IRAs). The minimum initial investment in the Fund is $1,000 for Class A, B, or C or $250,000 for Class Q shares ($250 for IRAs), and the minimum for additional investment in the Fund is $100 or $10,000 in the case of Class Q shares. The minimum initial investment for a pre-authorized retirement plan is $100, plus monthly investments of at least $100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim reserves the right to waive minimum investment amounts.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV of each Class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time) on each day that it is open for business. The NAV of each Class represents that Class' pro rata share of that Fund's net assets as adjusted for any class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that Class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, for short-term debt securities, and for situations where market quotations are deemed unreliable. The NAV per share of each Class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. For information on valuing foreign securities, see the SAI.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at 1-800-992-0180.

     RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under the section "How to Purchase Shares" in the Pilgrim Prospectus have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at 1-800-992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

     Shares of any Class of the Fund generally may be exchanged for shares of that same Class of any other open-end Pilgrim Fund without payment of any additional sales charge in most instances. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim Fund should carefully review the Prospectus of that fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold. You should carefully review the prospectus of the Pilgrim Fund you intend to exchange into before exchanging your shares.

     Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same Class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 or $250,000 in the case of Class Q shares, other than as a result of a decline in the NAV per share.

     With respect to Class Q shares, if you draw on a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. With respect to Class Q shares, you may elect to have monthly, quarterly, semi-annual , or annual payments in any fixed amount of $1,000 or more made to yourself or anyone else you properly designate, as long as the account has a current value of at least $250,000. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the SAI.

     PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the U.S. Securities and Exchange Commission. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

MANAGEMENT OF THE FUND

     INVESTMENT MANAGER. ING Pilgrim has overall responsibility for the management of the Fund. The Fund and ING Pilgrim have entered into an agreement that requires ING Pilgrim to provide or oversee all investment advisory and portfolio management services for the Fund. ING Pilgrim provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim can be canceled by the Board of Trustees of the Fund upon 60 days' written notice. Organized in December 1994, ING Pilgrim is registered as an investment adviser with the U.S. Securities and Exchange Commission. As of October 31, 2001, ING Pilgrim managed over $16.6 billion in assets. ING Pilgrim bears the expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

     INVESTMENT PERSONNEL. Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of the Fund since the Fund was formed in August 1998. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

     Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the Fund since the Fund was formed in August 1998. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a portfolio manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a portfolio manager at Berkeley Capital.

     PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim and the Distributor are indirect, wholly-owned subsidiaries of ING Group N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

     SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, LLC serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Pilgrim will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim may consider brokerage and research services provided by a broker to ING Pilgrim or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim also may consider a broker's sale of Fund shares if ING Pilgrim is satisfied that the Fund would receive best execution of the transaction from that broker.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends and capital gains, if any, annually. Dividends and distributions will be determined on a Class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A, Class B, Class C or Class Q account in the Fund invested into a Pilgrim Fund or ING Fund which offers Class A, Class B, Class C or Class Q shares.

     FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

     The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

PILGRIM MIDCAP
OPPORTUNITIES FUND
--------------------------------------------------------------------------------
For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the tables below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                         CLASS A                                        CLASS B
                                        ------------------------------------------     ------------------------------------------
                                         FIVE                                           FIVE
                                        MONTHS                YEAR ENDED               MONTHS               YEAR ENDED
                                        ENDED                DECEMBER 31,              ENDED                DECEMBER 31,
                                        MAY 31,      -----------------------------     MAY 31,      -----------------------------
                                        2001(1)      2000        1999      1998(2)     2001(1)      2000        1999      1998(2)
                                        -------      ----        ----      -------     -------      ----        ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $   19.12       21.29       12.96      10.00       18.79       21.12       12.97      10.00
 Income from investment
 operations:
 Net investment loss                 $   (0.11)      (0.15)      (0.09)     (0.03)      (0.14)      (0.24)      (0.07)     (0.03)
 Net realized and unrealized
 gain (loss) on investments          $   (4.43)       0.16       12.01       2.99       (4.35)       0.09       11.81       3.00
 Total from investment
 operations                          $   (4.54)       0.01       11.92       2.96       (4.49)      (0.15)      11.74       2.97
 Less distributions from:
 Net realized loss on
 investments                         $      --       (2.18)      (3.59)        --          --       (2.18)      (3.59)        --
 Total distributions                 $      --       (2.18)      (3.59)        --          --       (2.18)      (3.59)        --
 Net asset value, end of period      $   14.58       19.12       21.29      12.96       14.30       18.79       21.12      12.97
 TOTAL RETURN(3):                    %  (23.74)      (0.35)     103.24      29.60      (23.90)      (1.13)     101.73      29.70

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                              $  24,265      25,742       6,291        610      28,448      35,551       8,252        140
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                    %    2.06        1.66        1.74       1.80(5)     2.76        2.36        2.40       2.50(5)
 Gross expenses prior to
 expense reimbursement(4)            %    2.06        1.66        1.74       2.42        2.76        2.36        2.40       3.27
 Net investment loss after
 expense reimbursement(4)            %   (1.52)      (0.96)      (1.34)     (1.10)(5    (2.22)      (1.66)      (2.00)     (2.05)(5)
 Portfolio turnover rate             %     182         188         201         61         182         188         201         61

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  Class A and Class B commenced operations on August 20, 1998.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and adviser reimbursement.

                                                                      CLASS C                                 CLASS Q
                                                ------------------------------------------------     ------------------------
                                                 FIVE                                                  FIVE
                                                MONTHS                   YEAR ENDED                   MONTHS
                                                ENDED                   DECEMBER 31,                  ENDED     PERIOD ENDED
                                                MAY 31,         --------------------------------      MAY 31,    DECEMBER 31,
                                                2001(1)         2000         1999        1998(2)      2001(1)       2000
                                                -------         ----         ----        -------      -------       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $    18.72         21.03         12.96        10.00        19.16        22.57
 Income from investment operations:
 Net investment loss                        $    (0.14)        (0.24)        (0.07)       (0.04)       (0.08)       (0.06)
 Net realized and unrealized gain (loss)
 on investments                             $    (4.34)         0.11         11.73         3.00        (4.45)       (1.17)
 Total from investment operations           $    (4.48)        (0.13)        11.66         2.96        (4.53)       (1.23)
 Less distributions from:
 Net realized gain (loss) on investments    $       --         (2.18)        (3.59)          --           --         2.18
 Total distributions                        $       --         (2.18)        (3.59)          --           --         2.18
 Net asset value, end of period             $    14.24         18.72         21.03        12.96        14.63        19.16
 TOTAL RETURN(3):                           %   (23.93)        (1.03)       101.16        29.60       (23.64)       (5.86)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $   18,901        25,939         4,560           87        3,071        3,264
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                           %     2.76          2.36          2.36         2.50(5)      1.82         1.61
 Gross expenses prior to expense
 reimbursement(4)                           %     2.76          2.36          2.36         3.22
 Net investment loss after expenses
 reimbursement(4)                           %    (2.22)        (1.66)        (1.98)       (2.04)(5)    (1.28)       (0.91)
 Portfolio turnover rate                    %      182           188           201           61          182          188

----------
(1)  The Fund changed its fiscal year end to May 31.
(2) Class C commenced operations on August 20, 1998. Class Q commenced operations April 4, 2000.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and adviser reimbursement.

                                                                      APPENDIX D

                                  PILGRIM FUNDS

     The  following is a list of the Pilgrim  Funds and the Classes of shares of
each  Fund  that  are   expected   to  be  offered  at  or  shortly   after  the
Reorganization:

FUND                                          CLASSES OFFERED
----                                          ---------------

U.S. EQUITY
Balanced Fund                                 A, B, C, Q and T
Biotechnology Fund                            A, B, C and Q
Convertible Fund                              A, B, C and Q
Corporate Leaders Trust Fund                  B
Financial Services Fund                       A and B
Growth and Income Fund                        A, B, C, I and Q
Growth + Value Fund                           A, B, C and Q
Growth Opportunities Fund                     A, B, C, I, Q and T
LargeCap Growth Fund                          A, B, C, I and Q
MagnaCap Fund                                 A, B, C, I, Q and M
MidCap Opportunities Fund                     A, B, C, Q and I
MidCap Value Fund                             A, B, C, I and Q
Research Enhanced Index Fund                  A, B, C, I and Q
SmallCap Opportunities Fund                   A, B, C, I, Q and T
SmallCap Value Fund                           A, B, C, I and Q
Tax-Efficient Equity Fund                     A, B, and C

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                      A, B, and M
Emerging Countries Fund                       A, B, C and Q
European Equity Fund                          A, B, and C
Global Information Technology Fund            A, B, C, I and Q
Global Real Estate Fund                       A, B, C and Q
International Fund                            A, B, C, I and Q
International SmallCap Growth Fund            A, B, C and Q
International Value Fund                      A, B, C, I and Q
Precious Metals Fund                          A
Russia Fund                                   A
Worldwide Growth Fund                         A, B, C and Q

FIXED INCOME
GNMA Income Fund                              A, B, C, I, M, Q and T
High Yield Fund II                            A, B, C, M, Q and T
High Yield Bond Fund                          A, B and C
ING Pilgrim Money Market Fund                 A, B, C and I
Intermediate Bond Fund                        A, B, C and I
Lexington Money Market Trust                  A
National Tax-Exempt Bond Fund                 A, B and C
Pilgrim Money Market Fund                     A, B and C
Senior Income Fund                            A, B, C and Q
Strategic Income Fund                         A, B, C and Q

                                                                      APPENDIX E

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

     The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding voting shares as of January 11, 2002:

PILGRIM MIDCAP GROWTH FUND

                                        PERCENTAGE OF CLASS OF                          PERCENTAGE OF COMBINED
                                          SHARES AND TYPE OF                                FUND AFTER THE
  NAME AND ADDRESS OF SHAREHOLDER             OWNERSHIP           PERCENTAGE OF FUND        REORGANIZATION*
  -------------------------------             ---------           ------------------        ---------------
Equitable Life for Separate Acct. 65       34.60% of Class Q,              1.39%                   1.26%
on behalf  of  Various  Expediter          owned of record
401K Plans
200 Plaza Dr., HM-2
Attn: Lem Bitla
Secaucus, NJ 07094-3607

Donald A. Pels                             24.41% of Class Q,              0.98%                   0.89%
375 Park Ave, Ste 3305                     owned of record
New York, NY  10152-3303

MIDCAP OPPORTUNITIES FUND

                                        PERCENTAGE OF CLASS OF                          PERCENTAGE OF COMBINED
                                          SHARES AND TYPE OF                                FUND AFTER THE
  NAME AND ADDRESS OF SHAREHOLDER             OWNERSHIP           PERCENTAGE OF FUND        REORGANIZATION*
  -------------------------------             ---------           ------------------        ---------------
ReliaStar Pension Account                100% of Class I,                44.75%                  12.04%
C/O ReliaStar Pension Committee          beneficially owned
20 Washington Ave South
Minneapolis, MN  55401-1900

----------
* On a PRO FORMA basis assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on January 11, 2002.

                                     PART B
                              PILGRIM EQUITY TRUST

--------------------------------------------------------------------------------

                       Statement of Additional Information
                                February 7, 2002

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities     By and in Exchange for Shares of
of Pilgrim MidCap Growth Fund                 Pilgrim MidCap Opportunities Fund
(a series of Pilgrim Mutual Funds)            (a series of Pilgrim Equity Trust)
7337 East Doubletree Ranch Road               7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034                Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the Shareholders of Pilgrim MidCap Growth Fund in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim MidCap Growth Fund, a series of Pilgrim Mutual Funds, will be transferred to Pilgrim MidCap Opportunities Fund, a series of Pilgrim Equity Trust, in exchange for shares of Pilgrim MidCap Opportunities Fund.

This Statement of Additional Information of Pilgrim Equity Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim MidCap Opportunities Fund and Pilgrim MidCap Growth Fund dated January 31, 2002, as filed on January 31, 2002.

2. The Financial Statements of Pilgrim MidCap Growth Fund are included in the Annual Report of Pilgrim Mutual Funds dated May 31, 2001 as filed on July 31, 2001 (for the Fund's Class A, B, and C shares) and August 2, 2001 (for the Fund's Class Q shares).

3. The Financial Statements of Pilgrim MidCap Opportunities Fund are included in the Annual Report of Pilgrim Equity Trust dated May 31, 2001, as filed on July 31, 2001 (for the Fund's Class A, B, C and I shares) and August 2, 2001 (for the Fund's Class Q shares).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February 7, 2002 relating to the Reorganization of Pilgrim MidCap Growth Fund may be obtained, without charge, by writing to ING Pilgrim at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                    UNAUDITED PRO FORMA FINANCIAL STATEMENTS

     Shown below are unaudited financial statements for each Fund and pro forma unaudited financial statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2001. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and unaudited pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and pro forma unaudited figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and pro forma unaudited figures for the combined Fund. The tables are followed by the Notes to the unaudited Pro Forma Financial Statements (unaudited).

STATEMENT OF ASSETS AND LIABILITIES AS OF MAY 31, 2001 (UNAUDITED)

                                                                PILGRIM           PILGRIM
                                                                MIDCAP            MIDCAP
                                                             OPPORTUNITIES        GROWTH           PRO FORMA            PRO FORMA
                                                                 FUND              FUND           ADJUSTMENTS           COMBINED
                                                             -------------     -------------     -------------        -------------
ASSETS:
Investments in securities, at value*                         $ 124,076,329     $ 347,565,679                          $ 471,642,008
Short-term securities, at value                                    985,000         4,270,000                              5,255,000
Cash                                                                   296            10,677                                 10,973
Receivables:
  Investment securities sold                                     6,045,144        18,298,645                             24,343,789
  Fund shares sold                                                  72,083           352,332                                424,415
  Dividends and interest                                            15,005            37,615                                 52,620
  Other                                                                 --             7,958                                  7,958
Prepaid expenses                                                   100,694            60,581                                161,275
                                                             -------------     -------------     -------------        -------------
       Total assets                                            131,294,551       370,603,487                --          501,898,038
                                                             -------------     -------------     -------------        -------------
LIABILITIES:
Payable for investment securities purchased                      4,046,061        11,392,808                             15,438,869
Payable for fund shares redeemed                                   272,035         1,743,417                              2,015,452
Payable to affiliates                                              182,202           519,286                                701,488
Other accrued expenses and liabilities                             102,951           366,852                                469,803
                                                             -------------     -------------     -------------        -------------
       Total liabilities                                         4,603,249        14,022,363                --           18,625,612
                                                             -------------     -------------     -------------        -------------
NET ASSETS                                                   $ 126,691,302     $ 356,581,124     $          --        $ 483,272,426
                                                             =============     =============     =============        =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                              $ 150,268,036     $ 382,566,690                          $ 532,834,726
Undistributed net investment income                                     --                --                                     --
Accumulated net realized loss on investments                   (31,047,554)      (47,189,003)                           (78,236,557)
Net unrealized appreciation of investments                       7,470,820        21,203,437                             28,674,257
                                                             -------------     -------------     -------------        -------------
NET ASSETS                                                   $ 126,691,302     $ 356,581,124     $          --        $ 483,272,426
                                                             =============     =============     =============        =============

*Cost of securities                                            116,605,509       326,362,242                          $ 442,967,751

CLASS A:
  Net Assets                                                 $  24,264,616     $  98,529,696                          $ 122,794,312
  Shares outstanding                                             1,664,228         6,417,555           340,312 (A)        8,422,095
  Net asset value and redemption price per share             $       14.58     $       15.35                          $       14.58
  Maximum offering price per share (5.75%)                   $       15.47     $       16.29                          $       15.47

CLASS B:
  Net Assets                                                 $  28,447,745     $  85,111,123                          $ 113,558,868
  Shares outstanding                                             1,989,367         4,754,523         1,197,304 (A)        7,941,194
  Net asset value and redemption price per share             $       14.30     $       17.90                          $       14.30
  Maximum offering price per share                           $       14.30     $       17.90                          $       14.30

CLASS C:
  Net Assets                                                 $  18,900,592     $ 156,528,141                          $ 175,428,733
  Shares outstanding                                             1,327,151        11,138,747          (146,602)(A)       12,319,296
  Net asset value and redemption price per share             $       14.24     $       14.05                          $       14.24
  Maximum offering price per share                           $       14.24     $       14.05                          $       14.24

CLASS I:
  Net Assets                                                 $  52,007,043               n/a                          $  52,007,043
  Shares outstanding                                             3,531,454               n/a                              3,531,454
  Net asset value and redemption price per share             $       14.73               n/a                          $       14.73
  Maximum offering price per share                           $       14.73               n/a                          $       14.73

CLASS Q:
  Net Assets                                                 $   3,071,306     $  16,412,164                          $  19,483,470
  Shares outstanding                                               209,901           842,194           279,622(A)         1,331,717
  Net asset value and redemption price per share             $       14.63     $       19.49                          $       14.63
  Maximum offering price per share                           $       14.63     $       19.49                          $       14.63

(A) Reflects new shares issued, net of retired shares of MidCap Growth Fund. (Calculation: Net Assets / NAV per share)

            See Accompanying Notes to Unaudited Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                 MIDCAP           MIDCAP
                                             OPPORTUNITIES        GROWTH           PRO FORMA            PRO FORMA
                                                  FUND             FUND           ADJUSTMENTS            COMBINED
                                             -------------     -------------     -------------        -------------
                                              TWELVE MONTHS    TWELVE MONTHS     TWELVE MONTHS        TWELVE MONTHS
                                                  ENDED            ENDED             ENDED                 ENDED
                                                 31-MAY           31-MAY            31-MAY                31-MAY
                                                  2001             2001              2001                  2001
                                             -------------     -------------     -------------        -------------
INVESTMENT INCOME:
  Dividends                                  $     501,347     $   1,292,993                          $   1,794,340
  Interest                                         523,089         1,491,249                              2,014,338
                                             -------------     -------------     -------------        -------------
       Total Investment Income                   1,024,436         2,784,242                              3,808,678
                                             -------------     -------------     -------------        -------------
EXPENSES:
  Investment management fees                     1,495,819         3,578,116         1,199,134(A)         6,273,069
  Distribution and service fees
    Class A                                         77,815           469,257           (67,037)(A)          480,035
    Class B                                        316,711         1,083,171                              1,399,882
    Class C                                        227,462         2,162,497                              2,389,959
    Class Q                                          6,484            47,712                                 54,196
  Administrative fees                              149,610                --           477,697(A)           627,307
  Transfer agent fees                              143,224           771,443                                914,667
  Shareholder reporting fees                        63,630           324,240                                387,870
  Registration and filing fees                      47,752           107,941           (43,176)(B)          112,517
  Recordkeeping and pricing fees                     5,000           117,409                                122,409
  Professional fees                                 73,133            66,698           (26,679)(B)          113,152
  Custody fees                                      57,929            81,782                                139,711
  Shareholder servicing fees                        49,621            32,574                                 82,195
  Director's fees                                    4,864            20,175                                 25,039
  Insurance fees                                        66             5,461                                  5,527
  Miscellaneous fees                                37,404            49,905                                 87,309
  Interest and credit facility fees                     --             3,008                                  3,008
  Merger fees                                       50,373                --                                 50,373
                                             -------------     -------------     -------------        -------------
        Total Expenses                           2,806,897         8,921,389         1,539,938           13,268,224
                                             -------------     -------------     -------------        -------------
  Less:
  Waived and reimbursed fees/(recoupment)               --           (68,510)           68,510(A)                --
  Earnings credit                                       --             5,832            (5,832)                  --
                                             -------------     -------------     -------------        -------------
        Net Expenses                             2,806,897         8,984,067         1,477,260           13,268,224
                                             -------------     -------------     -------------        -------------

  Net Investment loss                           (1,782,461)       (6,199,825)       (1,477,260)          (9,459,546)
                                             -------------     -------------     -------------        -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized loss on investments             (22,061,110)      (13,880,372)                           (35,941,482)
  Net change in unrealized depreciation
    of investments                             (14,675,006)     (112,367,646)                          (127,042,652)
                                             -------------     -------------     -------------        -------------
         Net realized and unrealized loss
           on investments                      (36,736,116)     (126,248,018)                          (162,984,134)
                                             -------------     -------------     -------------        -------------
  Decrease in net assets resulting
    from operations                          $ (38,518,577)    $(132,447,843)    $  (1,477,260)       $(172,443,680)
                                             =============     =============     =============        =============

----------
(A)  Reflects adjustment in expenses due to effects of new contractual rates.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.

            See Accompanying Notes to Unaudited Financial Statements

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
 As of May 31, 2001
--------------------------------------------------------------------------------

   PILGRIM
    MIDCAP       PILGRIM                                                                     PILGRIM        PILGRIM
OPPORTUNITIES    MIDCAP       PRO FORMA                                                       MIDCAP        MIDCAP        PRO FORMA
    SHARES       GROWTH        SHARES                                                     OPPORTUNITIES     GROWTH          VALUE
    ------       ------        ------                                                     -------------     ------          -----
                                           COMMON STOCK: 97.59%
                                           BANKS: 4.46%
    12,900            --       12,900      City National Corp.                                 549,927             --        549,927
    23,100        70,500       93,600      Commerce Bancorp, Inc.                            1,584,660      4,836,300      6,420,960
    48,200       134,700      182,900      First Tennessee National Corp.                    1,715,920      4,795,320      6,511,240
    19,500            --       19,500      North Fork Bancorporation                           556,530             --        556,530
    43,100       136,200      179,300      TCF Financial Corp.                               1,805,459      5,705,418      7,510,877
                                                                                           -----------    -----------    -----------
                                                                                             6,212,496     15,337,038     21,549,534
                                                                                           -----------    -----------    -----------
                                           BIOTECHNOLOGY: 6.04%
    23,600        66,500       90,100  @   Genzyme Corp.                                     2,523,784      7,111,510      9,635,294
    22,200        54,600       76,800  @   Human Genome Sciences, Inc.                       1,472,970      3,622,710      5,095,680
    22,200        62,900       85,100  @   IDEC Pharmaceuticals Corp.                        1,367,520      3,874,640      5,242,160
    27,500        34,000       61,500  @   Invitrogen Corp.                                  1,969,275      2,434,740      4,404,015
    36,600        90,000      126,600  @   Millennium Pharmaceuticals                        1,397,022      3,435,300      4,832,322
                                                                                           -----------    -----------    -----------
                                                                                             8,730,571     20,478,900     29,209,471
                                                                                           -----------    -----------    -----------
                                           CHEMICALS: 0.08%
     8,300                      8,300      Air Products & Chemicals, Inc.                      388,191             --        388,191
                                                                                           -----------    -----------    -----------
                                           COMMERCIAL SERVICES: 3.70%
    61,400       171,400      232,800  @   Caremark Rx, Inc.                                   999,592      2,790,392      3,789,984
    80,300       210,800      291,100  @   Cendant Corp.                                     1,540,154      4,043,144      5,583,298
    41,100       116,600      157,700  @   Concord EFS, Inc.                                 2,083,770      5,911,620      7,995,390
    17,500            --       17,500  @   Robert Half Intl., Inc.                             493,500             --        493,500
                                                                                           -----------    -----------    -----------
                                                                                             5,117,016     12,745,156     17,862,172
                                                                                           -----------    -----------    -----------
                                           COMPUTERS: 5.39%
    39,500       110,300      149,800  @   Brocade Communications System                     1,540,500      4,301,700      5,842,200
    29,100        81,800      110,900  @   Lexmark Intl., Inc.                               1,803,909      5,070,782      6,874,691
    62,500       175,800      238,300  @   McData Corp.                                      1,925,000      5,414,640      7,339,640
    26,500        74,100      100,600  @   Sungard Data Systems, Inc.                        1,576,220      4,407,468      5,983,688
                                                                                           -----------    -----------    -----------
                                                                                             6,845,629     19,194,590     26,040,219
                                                                                           -----------    -----------    -----------
                                           DIVERSIFIED FINANCIAL SERVICES: 1.94%
    31,600        95,100      126,700      Heller Financial, Inc.                            1,087,040      3,271,440      4,358,480
    69,200       193,200      262,400  @   Instinet Group, Inc.                              1,319,644      3,684,324      5,003,968
                                                                                           -----------    -----------    -----------
                                                                                             2,406,684      6,955,764      9,362,448
                                                                                           -----------    -----------    -----------
                                           ELECTRIC: 2.95%
    26,600        68,200       94,800  @   Calpine Corp.                                     1,311,380      3,362,260      4,673,640
    20,900        54,700       75,600  @   NRG Energy, Inc.                                    612,997      1,604,351      2,217,348
    44,500       125,500      170,000  @   Orion Power Holdings, Inc.                        1,217,075      3,432,425      4,649,500
    20,900        58,400       79,300  @   Reliant Resources, Inc.                             718,960      2,008,960      2,727,920
                                                                                           -----------    -----------    -----------
                                                                                             3,860,412     10,407,996     14,268,408
                                                                                           -----------    -----------    -----------
                                           ELECTRICAL COMPONENTS & EQUIPMENT: 2.05%
    37,300            --       37,300  @   American Power Conversion                           605,752             --        605,752
    70,700       211,900      282,600  @   Capstone Turbine Corp.                            2,323,909      6,965,153      9,289,062
                                                                                           -----------    -----------    -----------
                                                                                             2,929,661      6,965,153      9,894,814
                                                                                           -----------    -----------    -----------
                                           ELECTRONICS: 0.81%
        --       105,800      105,800  @   American Power Conversion Corp.                          --      1,718,192      1,718,192
    19,500        55,200       74,700  @   Jabil Circuit, Inc.                                 572,910      1,621,776      2,194,686
                                                                                           -----------    -----------    -----------
                                                                                               572,910      3,339,968      3,912,878
                                                                                           -----------    -----------    -----------
                                           ENGINEERING & CONSTRUCTION: 1.81%
    39,500       110,400      149,900      Fluor Corp.                                       2,303,640      6,438,528      8,742,168
                                                                                           -----------    -----------    -----------
                                           FOREST PRODUCTS & PAPER: 0.95%
    21,300        59,300       80,600      Weyerhaeuser Co.                                  1,218,573      3,392,553      4,611,126
                                                                                           -----------    -----------    -----------
                                           HEALTHCARE-PRODUCTS: 2.13%
    31,400                     31,400      Biomet, Inc.                                      1,402,638             --      1,402,638
    82,700       292,500      375,200  @   Boston Scientific Corp.                           1,432,364      5,066,100      6,498,464
    13,400        37,900       51,300  @   Minimed, Inc.                                       626,718      1,772,583      2,399,301
                                                                                           -----------    -----------    -----------
                                                                                             3,461,720      6,838,683     10,300,403
                                                                                           -----------    -----------    -----------
                                           HEALTHCARE-SERVICES: 1.08%
     9,700        27,400       37,100  @   Laboratory Corp. of America Holdings              1,360,522      3,843,124      5,203,646
                                                                                           -----------    -----------    -----------
                                           INSURANCE: 2.68%
    25,550                     25,550      AMBAC Financial Group, Inc.                       1,432,078             --      1,432,078
   128,600       359,900      488,500      Conseco, Inc.                                     2,240,212      6,269,458      8,509,670
     8,400        27,300       35,700      Radian Group, Inc.                                  713,160      2,317,770      3,030,930
                                                                                           -----------    -----------    -----------
                                                                                             4,385,450      8,587,228     12,972,678
                                                                                           -----------    -----------    -----------
                                           INTERNET: 1.23%
    29,500        72,700      102,200  @   TMP Worldwide, Inc.                               1,718,965      4,236,229      5,955,194
                                                                                           -----------    -----------    -----------
                                           MEDIA: 3.04%
    74,100       207,000      281,100  @   Hispanic Broadcasting Corp.                       1,833,975      5,123,250      6,957,225
    37,400       104,500      141,900  @   Univision Communications, Inc.                    1,635,502      4,569,785      6,205,287
    13,000        36,700       49,700  @   Westwood One, Inc.                                  402,870      1,137,333      1,540,203
                                                                                           -----------    -----------    -----------
                                                                                             3,872,347     10,830,368     14,702,715
                                                                                           -----------    -----------    -----------
                                           MEDICAL: 0.71%
        --        76,700       76,700  @   Biomet, Inc.                                             --      3,426,189      3,426,189
                                                                                           -----------    -----------    -----------
                                           METAL FABRICATE/HARDWARE: 1.96%
    42,400       119,100      161,500  @   The Shaw Group, Inc.                              2,492,272      7,000,698      9,492,970
                                                                                           -----------    -----------    -----------

            See Accompanying Notes to Unaudited Financial Statements

   PILGRIM
    MIDCAP       PILGRIM                                                                     PILGRIM        PILGRIM
OPPORTUNITIES    MIDCAP       PRO FORMA                                                       MIDCAP        MIDCAP        PRO FORMA
    SHARES       GROWTH        SHARES                                                     OPPORTUNITIES     GROWTH          VALUE
    ------       ------        ------                                                     -------------     ------          -----
                                           OFFICE/BUSINESS EQUIPMENT: 0.55%
    71,000       198,200      269,200      Xerox Corp.                                         703,610      1,964,162      2,667,772
                                                                                           -----------    -----------    -----------
                                           OIL & GAS: 9.95%
    15,200        42,500       57,700  @   Cooper Cameron Corp.                              1,053,056      2,944,400      3,997,456
    57,100       159,800      216,900      Diamond Offshore Drilling                         2,261,731      6,329,678      8,591,409
    42,500       118,900      161,400  @   Grant Prideco, Inc.                                 957,100      2,677,628      3,634,728
    13,400            --       13,400  @   Lone Star Technologies                              598,310             --        598,310
    67,700       220,300      288,000  @   National-Oilwell, Inc.                            2,335,650      7,600,350      9,936,000
     8,600            --        8,600  @   Noble Drilling Corp.                                367,220             --        367,220
    24,800        69,400       94,200      Santa Fe Intl. Corp.                                914,624      2,559,472      3,474,096
     7,200        35,200       42,400  @   Smith Intl., Inc.                                   559,440      2,735,040      3,294,480
    21,300        59,600       80,900      Tidewater, Inc.                                     999,183      2,795,836      3,795,019
    28,300        79,400      107,700  @   Varco Intl., Inc.                                   681,747      1,912,746      2,594,493
    37,600       100,500      138,100  @   Weatherford Intl., Inc.                           2,119,512      5,665,185      7,784,697
                                                                                           -----------    -----------    -----------
                                                                                            12,847,573     35,220,335     48,067,908
                                                                                           -----------    -----------    -----------
                                           PHARMACEUTICALS: 3.38%
    25,600        71,500       97,100  @   Gilead Sciences, Inc.                             1,324,800      3,700,125      5,024,925
    27,437        78,000      105,437  @   King Pharmaceuticals, Inc.                        1,387,763      3,945,240      5,333,003
    17,300       132,500      149,800  @   Medimmune, Inc.                                     689,751      5,282,775      5,972,526
                                                                                           -----------    -----------    -----------
                                                                                             3,402,314     12,928,140     16,330,454
                                                                                           -----------    -----------    -----------
                                           PIPELINES: 1.85%
    44,400       124,600      169,000  @   Aquila, Inc.                                      1,318,680      3,700,620      5,019,300
    21,000        58,900       79,900      Dynegy, Inc.                                      1,035,300      2,903,770      3,939,070
                                                                                           -----------    -----------    -----------
                                                                                             2,353,980      6,604,390      8,958,370
                                                                                           -----------    -----------    -----------
                                           RETAIL: 8.75%
    31,000        87,200      118,200  @   Abercrombie & Fitch Co.                           1,278,130      3,595,256      4,873,386
    51,100       143,300      194,400  @   American Eagle Outfitters                         1,877,925      5,266,275      7,144,200
    36,000       100,000      136,000  @   AnnTaylor Stores Corp.                            1,228,320      3,412,000      4,640,320
    33,000        93,500      126,500  @   Best Buy Co., Inc.                                1,753,950      4,969,525      6,723,475
    12,600            --       12,600  @   BJ's Wholesale Club, Inc.                           614,250             --        614,250
    51,300       145,500      196,800  @   Dollar Tree Stores, Inc.                          1,322,514      3,750,990      5,073,504
    21,600        61,400       83,000      Tiffany & Co.                                       746,928      2,123,212      2,870,140
    66,400       242,800      309,200      TJX Cos., Inc.                                    2,221,744      8,124,088     10,345,832
                                                                                           -----------    -----------    -----------
                                                                                            11,043,761     31,241,346     42,285,107
                                                                                           -----------    -----------    -----------
                                           SEMICONDUCTORS: 13.33%
    22,800       114,600      137,400  @   Analog Devices, Inc.                              1,015,740      5,105,430      6,121,170
    11,400        31,900       43,300  @   Broadcom Corp.                                      379,164      1,060,994      1,440,158
    55,800       158,300      214,100  @   Cirrus Logic, Inc.                                1,104,840      3,134,340      4,239,180
    63,800       179,400      243,200  @   Elantec Semiconductor, Inc.                       2,041,600      5,740,800      7,782,400
    16,100        45,800       61,900  @   International Rectifier Corp.                       966,966      2,750,748      3,717,714
    65,900       183,900      249,800  @   Intersil Corp.                                    2,147,681      5,993,301      8,140,982
    19,500        54,700       74,200  @   KLA-Tencor Corp.                                  1,006,590      2,823,614      3,830,204
    62,300       174,100      236,400  @   Lam Research Corp.                                1,720,726      4,808,642      6,529,368
    22,800        64,000       86,800  @   Nvidia Corp.                                      1,951,908      5,479,040      7,430,948
    25,000        69,900       94,900  @   PMC - Sierra, Inc.                                  782,500      2,187,870      2,970,370
    49,200       138,200      187,400  @   Teradyne, Inc.                                    1,960,620      5,507,270      7,467,890
    54,900       153,300      208,200  @   Transmeta Corp.                                     667,584      1,864,128      2,531,712
    14,300        40,000       54,300  @   Xilinx, Inc.                                        589,875      1,650,000      2,239,875
                                                                                           -----------    -----------    -----------
                                                                                            16,335,794     48,106,177     64,441,971
                                                                                           -----------    -----------    -----------
                                           SOFTWARE: 5.44%
    41,400        74,400      115,800  @   Manugistics Group, Inc.                           1,486,674      2,671,704      4,158,378
    25,400       106,800      132,200  @   Mercury Interactive Corp.                         1,504,696      6,326,832      7,831,528
    22,900       142,000      164,900  @   Micromuse, Inc.                                     872,490      5,410,200      6,282,690
    72,100       216,900      289,000  @   Peregrine Systems, Inc.                           1,996,449      6,005,961      8,002,410
                                                                                           -----------    -----------    -----------
                                                                                             5,860,309     20,414,697     26,275,006
                                                                                           -----------    -----------    -----------
                                           TELECOMMUNICATIONS: 10.74%
    69,900       195,200      265,100  @   Echostar Communications Corp.                     2,138,241      5,971,168      8,109,409
    45,300       163,400      208,700  @   Emulex Corp.                                      1,571,457      5,668,346      7,239,803
    50,200       141,300      191,500  @   Finisar Corp.                                       755,510      2,126,565      2,882,075
    26,200       240,100      266,300  @   JDS Uniphase Corp.                                  437,802      4,012,071      4,449,873
    50,600       141,200      191,800  @   RF Micro Devices, Inc.                            1,319,648      3,682,496      5,002,144
    34,900        75,700      110,600      Scientific-Atlanta, Inc.                          1,832,599      3,975,007      5,807,606
    44,000       123,400      167,400  @   Sonus Networks, Inc.                              1,133,440      3,178,784      4,312,224
    63,900       175,600      239,500  @   Tycom Ltd.                                        1,137,420      3,125,680      4,263,100
   109,600       307,500      417,100  @   Utstarcom, Inc.                                   2,578,888      7,235,475      9,814,363
                                                                                           -----------    -----------    -----------
                                                                                            12,905,005     38,975,592     51,880,597
                                                                                           -----------    -----------    -----------
                                           TRANSPORTATION: 0.59%
    11,600        32,500       44,100      Expeditors Intl. of Washington, Inc.                746,924      2,092,675      2,839,599
                                                                                           -----------    -----------    -----------
                                           TOTAL COMMON STOCK
                                            (COST: $116,605,509, $326,362,242,
                                             $442,967,751)                                 124,076,329    347,565,679    471,642,008
                                                                                           -----------    -----------    -----------
PRINCIPAL AMOUNT
                                           SHORT-TERM INVESTMENTS: 1.09%

                                           REPURCHASE AGREEMENT: 1.09%

   985,000     4,270,000                   State Street Bank Repurchase Agreement
                                             4.000%, due 06/01/01                              985,000      4,270,000      5,255,000
                                                                                           -----------    -----------    -----------
                                           TOTAL SHORT-TERM INVESTMENTS
                                             (COST: $985,000, $4,270,000, $5,255,000)          985,000      4,270,000      5,255,000
                                                                                           -----------    -----------    -----------
                                           TOTAL INVESTMENTS IN SECURITIES
                                             (COST: $117,590,509, $330,632,242,
                                             $448,222,751)                        98.68%   125,061,329    351,835,679    476,897,008
                                           OTHER ASSETS AND LIABILITIES-NET        1.32%     1,629,973      4,745,445      6,375,418
                                                                                 ------    -----------    -----------    -----------
                                           NET ASSETS                            100.00%   126,691,302    356,581,124    483,272,426
                                                                                 ======    ===========    ===========    ===========

----------
@    Non-income producing security

            See Accompanying Notes to Unaudited Financial Statements

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION

     On November 2, 2001, the Boards of Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund") and Pilgrim MidCap Growth Fund ("MidCap Growth Fund") (collectively the "Funds"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of MidCap Growth Fund, MidCap Opportunities Fund will acquire all the assets of MidCap Growth Fund subject to the liabilities of such Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the MidCap Opportunities Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2001. The unaudited pro forma portfolio of investments, and unaudited pro forma statement of assets and liabilities reflect the financial position of MidCap Opportunities Fund and MidCap Growth Fund at May 31, 2001. The unaudited pro forma statement of operations reflects the results of operations of MidCap Opportunities Fund and MidCap Growth Fund for the year ended May 31, 2001. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for MidCap Opportunities Fund and MidCap Growth Fund under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of MidCap Opportunities Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited pro forma statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of MidCap Growth Fund by MidCap Opportunities Fund as of May 31, 2001. The number of additional shares issued was calculated by dividing the net asset value of each Class of MidCap Growth Fund by the respective Class net asset value per share of MidCap Opportunities Fund.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on May 31, 2001. MidCap Growth Fund expenses were adjusted assuming MidCap Opportunities Fund's fee structure was in effect for the year ended May 31, 2001.

NOTE 5 - MERGER COSTS

     Merger costs are estimated at approximately $125,000 and are not included in the unaudited pro forma statement of operations since these costs are not reccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Merger. ING Pilgrim Investments LLC, Investment Adviser to the Funds, will bear half of the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset MidCap Opportunities Fund's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)  Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

     (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Trustee or Officer:

     (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

          (A) by the court or other body approving the settlement or other disposition; or

          (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1) (A) Declaration of Trust -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Certificate of Amendment to Declaration of Trust dated June 15, 2001 -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (D) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on August 30, 2001 and incorporated herein by reference.

     (E) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (F) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

(2) (A) Bylaws -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Form Amendment to Bylaws -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim MidCap Growth Fund and Pilgrim Equity Trust, on behalf of Pilgrim MidCap Opportunities Fund-- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(5)  Not Applicable

(6) (A) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement of Form N-1A on March 1, 2001 and incorporated herein by reference.

     (B) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated Schedule A to the Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (D) Form of Amended and Restated Schedule A to the Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

     (E) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on July 3, 2001 and incorporated herein by reference.

     (F) Form of Amended and Restated Schedule A to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (G) Form of Sub-Advisory Agreement between ING Pilgrim, LLC and Brandes Investment Partners, L.P. -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

(7) (A) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

     (B) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (D) Form of Second Amended and Restated Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

     (F) Form of Financial Institutions Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

(8)  Not Applicable

(9) (A) Form of Custodian Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

     (B) Form of Custody Agreement between the Registrant and State Street Bank and Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (D) Form of Custodian Service and Monitoring Agreement between the Registrant, MBIA Insurance Corporation and Statement Street Bank and Trust Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (E) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between the Registrant, MBIA Insurance Corporation, and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

(10) (A) Form of Rule 12b-1 Plan -- previously filed as an Exhibit to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

     (B) Form of Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (D) Form of Third Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Form of Rule 18f-3 Plan -- previously filed as an Exhibit to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

     (F) Form of Amended Rule 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (G) Form of Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(12) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequence -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(13) (A) Other Material Contracts -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Other Material Contracts -- previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

     (C) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (D) Form of Amendment to Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment NO. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (F) Form of Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (G) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (H) Form of Financial Guaranty Agreement between MCIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

     (I) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc., and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

     (J) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors LLC and Pilgrim Equity Trust (Biotechnology Fund) -- to be filed in a subsequent Post-Effective Amendment.

     (K) Form of Amended and restated Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (L)  Form of Expense Limitation Agreement -- filed herewith.

(14) Consent of KPMG LLP -- filed herewith.

(15) Not Applicable

(16) Powers of Attorney -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(17) Not Applicable

Item 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of February, 2002.

                                        PILGRIM EQUITY TRUST

                                        By: /s/ Kimberly A. Anderson
                                            -------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      SIGNATURE                           TITLE                       DATE
      ---------                           -----                       ----

-------------------------------
John G. Turner*                    Trustee and Chairman         February 7, 2002


-------------------------------
James M. Hennessy*                 President and Chief          February 7, 2002
                                   Executive Officer


-------------------------------
Michael J. Roland*                 Senior Vice President        February 7, 2002
                                   and Principal Financial
                                   Officer

-------------------------------
Paul S. Doherty*                   Trustee                      February 7, 2002


-------------------------------
Walter H. May, Jr.*                Trustee                      February 7, 2002

-------------------------------
Thomas J. McInerney*               Trustee                      February 7, 2002


-------------------------------
Jock Patton*                       Trustee                      February 7, 2002


-------------------------------
David W.C. Putnam*                 Trustee                      February 7, 2002


-------------------------------
Blaine E. Rieke*                   Trustee                      February 7, 2002


-------------------------------
Richard A. Wedemeyer*              Trustee                      February 7, 2002


*   By: /s/ Kimberly A. Anderson
        -------------------------------
        Kimberly A. Anderson
        Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 as filed on December 12, 2001 and incorporated herein by reference.

                                  EXHIBIT INDEX

(13)(L) Form of Expense Limitation Agreement

(14)    Consent of KPMG LLP